Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 22, 2019	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value		$ 3,320,000		$ 5,880,000
Fair value		4,680,000	$ 3,320,000
Change in fair value	$ 160,000	1,360,000	(2,560,000)	2,640,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value
Fair value
Change in fair value
Level 3 Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value		3,320,000		5,880,000
Fair value		4,680,000	3,320,000
Change in fair value	$ 360,000	$ 1,360,000	$ (2,560,000)	$ 1,890,000